Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO¹ ($)	Summary Compensation Table Total for Second PEO[1] ($)	Compensation Actually Paid to First PEO[1,2,3] ($)	Compensation Actually Paid to Second PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs¹˒²˒³ ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($)*	FFO ($)*,⁵
							TSR ($)	Peer Group TSR ($)
2024	—	6,304,045	—	1,888,569	1,460,561	630,158	117.95	123.25	22	223
2023	—	6,508,953	—	5,989,879	1,215,964	813,185	141.08	113.35	62	188
2022	—	5,532,534	—	3,702,409	1,490,192	1,057,653	121.92	99.67	334	468
2021	—	5,690,852	—	6,965,292	1,479,821	1,625,874	157.12	131.78	424	528
2020	6,838,249	—	9,713,519	—	1,735,782	2,345,324	119.30	92.00	167	302

* Dollars in millions.

1. Michael J. Covey was our PEO for 2020 (“First PEO”). Eric J. Cremers was our PEO for 2021, 2022, 2023, and 2024 (“Second PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Jerald W. Richards	Jerald W. Richards	Jerald W. Richards	Jerald W. Richards	Wayne Wasechek
Eric J. Cremers	Ashlee Townsend Cribb	Ashlee Townsend Cribb	Wayne Wasechek	Ashlee Townsend Cribb
Thomas J. Temple	Thomas J. Temple	Michele L. Tyler	Ashlee Townsend Cribb	Michele L. Tyler
Michele L. Tyler	Michele L. Tyler	Darin R. Ball	Michele L. Tyler	William R. DeReu
—	Darin R. Ball	—	Darin R. Ball	—

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s NEOs during the applicable year. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Eric J. Cremers ($)	Exclusion of Change in Pension Value for Eric J. Cremers ($)	Exclusion of Stock Awards for Eric J. Cremers ($)	Inclusion of Pension Service Cost for Eric J. Cremers ($)	Inclusion of Equity Values for Eric J. Cremers ($)	Compensation Actually Paid to Eric J. Cremers ($)
2024	6,304,045	(955,478)	(3,202,475)	346,733	(604,256)	1,888,569

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,460,561	(48,971)	(757,870)	18,895	(42,458)	630,158

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Eric J. Cremers ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Eric J. Cremers ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Eric J. Cremers ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Eric J. Cremers ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Eric J. Cremers ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Eric J. Cremers ($)	Total - Inclusion of Equity Values for Eric J. Cremers ($)
2024	2,043,090	(1,505,980)	—	(1,141,366)	—	—	(604,256)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	483,500	(289,531)	—	(236,427)	—	—	(42,458)

4. The Peer Group TSR set forth in this table utilizes the NAREIT Equity Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NAREIT Equity Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5. We determined Funds from Operations or FFO, to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. FFO is a non-GAAP financial measure that is defined and reconciled to net income in the Compensation Discussion and Analysis, under the heading “2024 Annual Cash Incentive Awards” on page 33.

Company Selected Measure Name	FFO
Named Executive Officers, Footnote	Michael J. Covey was our PEO for 2020 (“First PEO”). Eric J. Cremers was our PEO for 2021, 2022, 2023, and 2024 (“Second PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Jerald W. Richards	Jerald W. Richards	Jerald W. Richards	Jerald W. Richards	Wayne Wasechek
Eric J. Cremers	Ashlee Townsend Cribb	Ashlee Townsend Cribb	Wayne Wasechek	Ashlee Townsend Cribb
Thomas J. Temple	Thomas J. Temple	Michele L. Tyler	Ashlee Townsend Cribb	Michele L. Tyler
Michele L. Tyler	Michele L. Tyler	Darin R. Ball	Michele L. Tyler	William R. DeReu
—	Darin R. Ball	—	Darin R. Ball	—

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the NAREIT Equity Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the NAREIT Equity Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Eric J. Cremers ($)	Exclusion of Change in Pension Value for Eric J. Cremers ($)	Exclusion of Stock Awards for Eric J. Cremers ($)	Inclusion of Pension Service Cost for Eric J. Cremers ($)	Inclusion of Equity Values for Eric J. Cremers ($)	Compensation Actually Paid to Eric J. Cremers ($)
2024	6,304,045	(955,478)	(3,202,475)	346,733	(604,256)	1,888,569

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Eric J. Cremers ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Eric J. Cremers ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Eric J. Cremers ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Eric J. Cremers ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Eric J. Cremers ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Eric J. Cremers ($)	Total - Inclusion of Equity Values for Eric J. Cremers ($)
2024	2,043,090	(1,505,980)	—	(1,141,366)	—	—	(604,256)

Non-PEO NEO Average Total Compensation Amount	$ 1,460,561	$ 1,215,964	$ 1,490,192	$ 1,479,821	$ 1,735,782
Non-PEO NEO Average Compensation Actually Paid Amount	$ 630,158	813,185	1,057,653	1,625,874	2,345,324
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,460,561	(48,971)	(757,870)	18,895	(42,458)	630,158

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	483,500	(289,531)	—	(236,427)	—	—	(42,458)

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the NAREIT Equity Index over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and FFO

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Funds from Operations during the five most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to company performance. We break out this table into a separate list for our PEO and for each of our NEOs for 2024. The measures in this table are not ranked.

Eric J. Cremers	Wayne Wasechek	Ashlee Townsend Cribb	Michele L. Tyler	William R. DeReu
FFO	FFO	FFO	FFO	FFO
TSR	TSR	TSR	TSR	TSR
-	-	EBITDDA	-	EBITDDA

Total Shareholder Return Amount	$ 117.95	141.08	121.92	157.12	119.3
Peer Group Total Shareholder Return Amount	123.25	113.35	99.67	131.78	92
Net Income (Loss)	$ 22,000,000	$ 62,000,000	$ 334,000,000	$ 424,000,000	$ 167,000,000
Company Selected Measure Amount	223,000,000	188,000,000	468,000,000	528,000,000	302,000,000
PEO Name	Eric J. Cremers	Eric J. Cremers	Eric J. Cremers	Eric J. Cremers	Michael J. Covey
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	We determined Funds from Operations or FFO, to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. FFO is a non-GAAP financial measure that is defined and reconciled to net income in the Compensation Discussion and Analysis, under the heading “2024 Annual Cash Incentive Awards” on page 33.
Michael J. Covey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 6,838,249
PEO Actually Paid Compensation Amount					$ 9,713,519
Eric J. Cremers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,304,045	$ 6,508,953	$ 5,532,534	$ 5,690,852
PEO Actually Paid Compensation Amount	$ 1,888,569	$ 5,989,879	$ 3,702,409	$ 6,965,292
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	FFO
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	TSR
PEO | Eric J. Cremers [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 346,733
PEO | Eric J. Cremers [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(955,478)
PEO | Eric J. Cremers [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,202,475)
PEO | Eric J. Cremers [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(604,256)
PEO | Eric J. Cremers [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,043,090
PEO | Eric J. Cremers [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,505,980)
PEO | Eric J. Cremers [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,141,366)
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	FFO
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	EBITDDA
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 18,895
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,971)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(757,870)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,458)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	483,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(289,531)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (236,427)